MAY 4, 2022
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
DATED APRIL 29, 2022
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the table is deleted in its entirety and replaced with the following:
PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Steven C. Angeli	Small Company HLS Fund	None
Matthew G. Baker	Dividend and Growth HLS Fund	None
Robert D. Burn	Total Return Bond HLS Fund	None
Mammen Chally	Disciplined Equity HLS Fund Small Cap Growth HLS Fund	None None
Nicolas M. Choumenkovitch	International Opportunities HLS Fund	None
Robert L. Deresiewicz	Healthcare HLS Fund	None
Peter C. Fisher	Stock HLS Fund	None
Ann C. Gallo	Healthcare HLS Fund	None
Campe Goodman	Total Return Bond HLS Fund	None
Matthew C. Hand	Balanced HLS Fund	None
Adam H. Illfelder	Balanced HLS Fund	None
David M. Khtikian(1)	Healthcare HLS Fund	None
Donald J. Kilbride	Stock HLS Fund	None
Nataliya Kofman	Dividend and Growth HLS Fund	None
Joseph F. Marvan	Total Return Bond HLS Fund	None
Douglas W. McLane	Disciplined Equity HLS Fund Small Cap Growth HLS Fund	None None
Loren L. Moran	Balanced HLS Fund	None
Fayyaz Mujtaba(1)	Healthcare HLS Fund	None
Ranjit Ramachandran	Small Company HLS Fund	None
Philip W. Ruedi	MidCap HLS Fund	None
John V. Schneider	Small Company HLS Fund	None
Wen Shi	Healthcare HLS Fund	None
David A. Siegle	Disciplined Equity HLS Fund Small Cap Growth HLS Fund	None None
Thomas S. Simon	Capital Appreciation HLS Fund	None
Timothy E. Smith	Ultrashort Bond HLS Fund	None
Tara C. Stilwell	International Opportunities HLS Fund	None
Rebecca D. Sykes	Healthcare HLS Fund	None
Gregg R. Thomas	Capital Appreciation HLS Fund	None
Mark A. Whitaker	MidCap HLS Fund	None
(1) Effective March 1, 2022, Mr. Khtikian and Mr. Mujtaba became a portfolio manager to the Healthcare HLS Fund.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.